Current and Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Mar. 22, 2010	Dec. 31, 2013 Letters of Credit [Member]	Sep. 30, 2013 Letters of Credit [Member]	Sep. 30, 2013 Eurodollar Base Rate [Member] Letters of Credit [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Letters of Credit [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Letters of Credit [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Eurodollar Interest Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Eurodollar Interest Rate [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2010 Secured Notes and Warrants [Member] Unit	Dec. 31, 2013 Secured Notes and Warrants [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member]	Sep. 30, 2012 Secured Notes and Warrants [Member]	Dec. 31, 2013 Secured Notes and Warrants [Member] Maximum [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member] Maximum [Member]	Jul. 31, 2013 Unsecured Notes [Member]	Jun. 30, 2013 Unsecured Notes [Member]	Jun. 30, 2011 Unsecured Notes [Member]	Nov. 30, 2010 Unsecured Notes [Member]	Dec. 31, 2013 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]	Sep. 30, 2012 Unsecured Notes [Member]	Sep. 30, 2011 Unsecured Notes [Member]	Feb. 28, 2007 Unsecured Notes [Member]	Dec. 31, 2013 Unsecured Notes [Member] Maximum [Member]	Sep. 30, 2013 Unsecured Notes [Member] Maximum [Member]	Dec. 31, 2013 PIK Interest Notes Issued [Member]	Sep. 30, 2013 PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Revolving credit facility outstanding											$ 35,000,000
Face value of outstanding notes	310,000,000		310,000,000																							333,086,000	329,788,000	323,293,000							235,000,000	235,000,000	245,000,000					23,100,000	19,800,000
Debt instrument, maturity date																										Nov. 01, 2014	Nov. 01, 2014								Feb. 01, 2015	Feb. 01, 2015
Expiration date of agreement											Aug. 22, 2014
Credit limit, maximum capacity	30,000,000												5,000,000	5,000,000			35,000,000	35,000,000
Revolving credit facility								4,000,000	4,000,000
Interest rate										6.00%					8.50%	8.50%			2.50%	2.50%	3.50%	3.50%
Interest rate spread basis points																			6.00%	6.00%	5.00%	5.00%
Interest rate description											The minimum Eurodollar interest rate is 2.5% plus 600 basis points	The minimum Eurodollar interest rate is 2.5% plus 600 basis points
Line of credit facility alternate base rate description											The minimum alternate base rate is 3.5% plus 500 basis points	The minimum alternate base rate is 3.5% plus 500 basis points
Commitment fee, basis points	1.75%		1.75%							0.25%
Commitment fee, amount	125,000	142,000	533,000	559,000
Line of credit facility restrictive covenants EBITDA amount	65,500,000
Line of credit facility restrictive covenants, period	Through August 22, 2014
Percentage of loan by syndicate lenders											50.00%	50.00%
Capital expenditures covenants											8,000,000	8,000,000
Incurrence of a civil or criminal liability	5,000,000		5,000,000
Net proceeds from an underwritten public offering											35,000,000	35,000,000
Ownership percentage for control											51.00%	51.00%
Outstanding equity interests											37.50%	37.50%
Private units issued, value						310,000,000																																	250,000,000
Secured notes and warrants issued																							310,000	310,000	310,000
Debt instrument interest rate stated percentage																									12.00%	12.00%	12.00%								10.25%	10.25%			10.25%
Common shares called by each warrant							1.9439																		1.9439
Each note face value							1,000																		1,000
Debt instrument cash interest rate percentage																									10.00%
Debt instrument paid-in-kind interest rate percentage																									2.00%
Interest on overdue principal	13.00%		13.00%																																11.25%	11.25%
Ratio of trailing twelve month adjusted EBITDA to trailing twelve month consolidated interest expense, requirement																										Greater than 2.0 to 1.0	Greater than 2.0 to 1.0								Greater than 2.0 to 1.0	Greater than 2.0 to 1.0
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, actual																										0.89 to 1.0	0.91 to 1.0	0.93 to 1.0							0.92 to 1.0	0.91 to 1.0	0.93 to 1.0
Adjusted EBITDA to consolidated interest expense ratio																										0.92	0.91								0.92	0.91	0.93
Our ratio of adjusted EBITDA																										67,700,000	69,000,000	69,300,000							69,600,000	69,000,000	69,300,000
Consolidated interest expense																										75,700,000	75,700,000	74,900,000
Debt covenant amount debt pursuant to certain agreements																										25,000,000	25,000,000								360,000,000	360,000,000
Debt covenants amount for capital expenditures																										25,000,000	25,000,000								25,000,000	25,000,000
Debt covenants amount for capital expenditures as percentage of assets																										2.50%	2.50%								2.50%	2.50%
Debt covenant amount permitted subordinated debt																																			35,000,000	35,000,000
Other debt covenants amount																										20,000,000	20,000,000								35,000,000	35,000,000
Debt covenant exemption																										If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense								If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense
Debt covenant above required threshold exemption																										Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0								Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay
Long-term incentive plan payments annual cap																										3,000,000	3,000,000
Acquisition or retirement for value debt covenants amount																																								10,000,000	10,000,000
Other payments covenant amount																													10,000,000	10,000,000					30,000,000	30,000,000
Debt default acceleration limit for other debt																										30,000,000	30,000,000								30,000,000	30,000,000
Judgment for payment against company or any material subsidiary																										30,000,000	30,000,000								30,000,000	30,000,000
Period of judgment for payment against company or any material subsidiary																										60 days	60 days								60 days	60 days
Unsecured debt redemption price as percentage of principal in case of change in control																										101.00%	101.00%								101.00%	101.00%
Minimum voting power required for change in control purpose																										35.00%	35.00%								35.00%	35.00%
Debt instrument redemption occasion																										From April 1, 2013 through September 30, 2013	From April 1, 2013 through September 30, 2013
Debt instrument redemption price percentage																										105.00%	105.00%
Debt instrument redemption price percentage																										103.00%	103.00%
Debt instrument repurchase amount																																			15,000,000	15,000,000
Debt instrument repurchase amount																															5,000,000	5,000,000	3,000,000	2,000,000
Gains (losses) on extinguishment of debt			3,913,000		939,000																															3,900,000	0	939,000
Minimum adjusted EBITDA to consolidated interest expense ratio to maintain under covenants																																			2.0	2.0
Consolidated interest expense	18,948,000	18,919,000	75,700,000	74,934,000	73,919,000																														75,700,000	75,700,000	74,900,000
Debt covenant amount permitted transactions with ESOP																																			25,000,000	25,000,000
Senior notes refinancing cost	$ 600,000,000		$ 600,000,000